Revision of Third Quarter 2025 - Unaudited	12 Months Ended
Dec. 31, 2025
Revision of Third Quarter 2025 - Unaudited [Abstract]
Revision of Third Quarter 2025 - Unaudited

Note 16 — Revision of Third Quarter 2025 - Unaudited

The Company identified certain misstatements in the accounting for the reverse recapitalization transaction with Northview in the third quarter of 2025 that were reflected in the Company’s Form 10-Q filed for the period ended September 30, 2025. Specifically, the Company (i) incorrectly recognized a liability of $3.9 million for the PIPE Subscription Agreement as of the Closing Date, and (ii) omitted the extinguishment of a $49 thousand liability related to a pre-existing short-term related party loan between Profusa and Northview. The PIPE Subscription Agreement represents a loan commitment issuable at the Company’s discretion and therefore qualifies for the scope exception under ASC 815, Derivatives and Hedging. As a result of the incorrectly recognized liability for the PIPE Subscription Agreement at closing of the Business Combination, the change in fair value of the Ascent PIPE Notes for the reporting period was incorrectly determined. The fair value adjustment method was correct under the accounting model applied, however the change in fair value was incorrect as a result of the incorrect balance recorded at when recognizing the Business Combination.

The Company evaluated the materiality of these errors on the prior period unaudited consolidated financial statements in accordance with SEC Staff Accounting Bulletin (“SAB”) No. 99 (Topic 1M), “Materiality,” and SAB No. 108 (Topic 1N), “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” and concluded that the related impacts were not material to the three and nine months ended September 30, 2025. The Company will reflect this correction in the third quarter of 2025 comparative financial statements presented in the Company’s third quarter 2026 filing.

The following tables present the effects of the aforementioned revisions on the Company’s condensed consolidated balance sheets as of September 30, 2025:

	September 30, 2025
	As previously reported	Adjustment	As corrected
Accounts payable	$6,982	$(49)	$6,933
Total current liabilities	23,540	(49)	23,491
Total liabilities	38,210	(49)	38,161
Additional paid-in capital	118,254	3,947	122,201
Accumulated deficit	(152,214)	(3,898)	(156,112)
Total stockholders’ deficit	$(33,960)	$49	$(33,911)

The following tables present the effects of the aforementioned revisions on the Company’s condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2025:

	Three months ended September 30, 2025			Nine months ended September 30, 2025
	As previously reported	Adjustment	As corrected	As previously reported	Adjustment	As corrected
Gain (loss) on change in the fair value of related party convertible debt	$258	$(3,898)	$(3,640)	$(52)	$(3,898)	$(3,950)
Total other expense, net	(483)	(3,898)	(4,381)	(3,120)	(3,898)	(7,018)
Net loss and comprehensive loss	(22,192)	(3,898)	(26,090)	(27,256)	(3,898)	(31,154)
Net loss per share, basic and diluted	$(52.45)	$(9.22)	$(61.67)	$(171.70)	$(24.56)	$(196.26)

The following tables present the effects of the aforementioned revisions on the Company’s condensed consolidated statements of changes in stockholders’ deficit for the three and nine months ended September 30, 2025:

	Three and nine months ended September 30, 2025
	As previously reported	Adjustment	As corrected
Issuance of common stock to Northview stockholders as a result of the merger	$(12,346)	$3,946	$(8,400)

The following tables present the effects of the aforementioned revisions on the Company’s condensed consolidated statements of cash flows for the nine months ended September 30, 2025:

	Nine months ended September 30, 2025
	As previously reported	Adjustment	As corrected
Net loss	$(27,256)	$(3,898)	$(31,154)
(Gain) Loss on change in fair value of related party convertible debt	(198)	3,898	3,700
Supplemental noncash financing information: Assumption of net liabilities of Northview	$(12,346)	$3,946	$(8,400)